INCOME TAXES - Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canadian	$ (24,872)	$ (23,451)
Foreign	(57,188)	(42,334)
Loss before income taxes	$ (82,060)	$ (65,785)